Depreciation Amortization and Impairment by Per Function	12 Months Ended
Dec. 31, 2023
Depreciation and amortisation expense [abstract]
Depreciation Amortization and Impairment by Per Function

6. Depreciation, amortization and impairment by function

	2023
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(30,868)	(7,970)	—	(38,838)
Research and development expenses	(1,060)	(323)	(124)	(1,507)
Selling, general and administrative expenses	(1,100)	(5,208)	(5,221)	(11,529)
Total depreciation/amortization/impairment by function(1)	(33,028)	(13,501)	(5,345)	(51,874)

(1)
The impairment related to discontinued construction of certain production facilities is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 15 Property, plant and equipment and Note 16 Leases for further details.

	2022
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold	(31,372)	(8,427)	—	(39,799)
Research and development expenses	(490)	(186)	(89)	(765)
Selling, general and administrative expenses	(572)	(4,476)	(2,988)	(8,036)
Total depreciation/amortization/impairment by function(1)	(32,434)	(13,089)	(3,077)	(48,600)
(1)
The impairment related to the assets held for sale is included in Other operating income and (expenses), net in the consolidated statement of operations. Refer to Note 34 Non-current assets held for sale for details on the YYF Transaction.

	2021
	Property, plant and equipment	Right-of-use assets	Intangible assets	Total
Cost of goods sold(1)	(16,337)	(5,894)	—	(22,231)
Research and development expenses	(294)	(58)	(77)	(429)
Selling, general and administrative expenses(2)	(3,546)	(3,863)	(2,123)	(9,532)
Total depreciation/amortization/impairment by function	(20,177)	(9,815)	(2,200)	(32,192)

(1)
Within property, plant and equipment, the cost of goods sold portion of the EMEA asset impairment amounted to $1.5 million.
(2)
Within property, plant and equipment, the selling, general and administrative expenses portion of the EMEA asset impairment amounted to $3.5 million.